Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2009 Discontinued operation CNY	Dec. 31, 2011 Trade name CNY Y	Dec. 31, 2010 Trade name CNY Y	Dec. 31, 2011 Customer relationship CNY Y	Dec. 31, 2010 Customer relationship CNY Y	Dec. 31, 2011 Non-compete agreement CNY Y	Dec. 31, 2010 Non-compete agreement CNY Y	Dec. 31, 2011 Agency agreement and license CNY Y	Dec. 31, 2010 Agency agreement and license CNY Y	Dec. 31, 2011 Software and system CNY Y	Dec. 31, 2010 Software and system CNY Y	Dec. 31, 2011 Brand name CNY	Dec. 31, 2010 Brand name CNY
Indefinite-lived intangible assets
Cost																		24,091,000	24,091,000
Accumulated Impairment loss																		(20,384,000)
Net carrying values																		3,707,000	24,091,000
Intangible assets subject to amortization
Useful life (in years)									9.4
Minimum useful life (in years)								9.4		4.6	4.6	3	3	4.6	4.6	5	5
Maximum useful life (in years)								10		9.8	9.8	6.25	14	9.8	10	10	10
Cost								8,898,000	8,140,000	54,706,000	48,356,000	68,215,000	83,191,000	16,004,000	15,294,000	5,740,000	5,740,000
Accumulated amortization		(58,183,000)	(34,559,000)					(1,051,000)	(144,000)	(26,394,000)	(14,987,000)	(23,941,000)	(16,583,000)	(5,457,000)	(2,654,000)	(1,340,000)	(191,000)
Accumulated Impairment loss										(5,760,000)		(34,692,000)	(4,600,000)	(581,000)
Net carrying values								7,847,000	7,996,000	22,552,000	33,369,000	9,582,000	62,008,000	9,966,000	12,640,000	4,400,000	5,549,000
Intangible assets
Cost		177,654,000	184,812,000
Accumulated Impairment loss		(61,417,000)	(4,600,000)
Intangible assets, net	9,224,000	58,054,000	145,653,000
Amortization expenses for intangible assets	4,203,000	26,454,000	21,520,000	9,654,000	326,000	1,305,000	1,305,000
Impairment loss on intangible assets		56,817,000	4,600,000
Estimated amortization expenses
2012		16,563,000
2013		15,892,000
2014		13,168,000
2015		4,092,000
2016		1,486,000
Thereafter		3,146,000